EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2015
EARNINGS PER SHARE
Basic earnings per share and diluted earnings per share

	2013	2014	2015
	RMB	RMB	RMB
Numerator:
Net income attributable to Ctrip’s shareholders	998,319,684	242,739,781	2,507,655,884
Eliminate the dilutive effect of interest expense of convertible notes	15,496,021	—	185,589,773

Numerator for diluted earnings per share	1,013,815,705	242,739,781	2,693,245,657

Denominator:
Denominator for basic earnings per ordinary share - weighted average ordinary shares outstanding	32,905,601	34,289,170	37,797,698
Dilutive effect of share options	2,359,614	3,106,496	2,962,481
Dilutive effect of convertible notes	2,206,157	—	6,102,417
Dilutive effect of convertible notes sold warrants	598,469	812,192	512,652

Denominator for diluted earnings per ordinary share	38,069,841	38,207,858	47,375,248

Basic earnings per ordinary share	30.34	7.08	66.34

Diluted earnings per ordinary share	26.63	6.35	56.85

Basic earnings per ADS	3.79	0.88	8.29

Diluted earnings per ADS	3.33	0.79	7.11

Schedule of weighted average number of ordinary shares excluded from computation of diluted earnings per share

	2013	2014	2015
	RMB	RMB	RMB

2017 convertible senior notes	—	1,587,142	—
2018 convertible senior notes	524,249	2,551,346	—
2025 convertible senior notes	—	—	486,999
Priceline convertible 2019 notes	—	614,535	—
Priceline convertible 2025 notes	—	—	50,023
A long-tern equity investment firm notes	—	—	50,023
Outstanding weighted average stock options	251,266	74,104	64,074
Sold Warrants	870,425	1,996,407	1,734,865

	1,645,940	6,823,534	2,385,984